SHAREHOLDERS' EQUITY (Details 2)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Stockholders' Equity Note [Line Items]
Number of shares, Warrants outstanding at beginning and end of year | shares	5,000
Number of shares, Warrants exercisable at end of year | shares	5,000
Weighted average exercise price, Warrants outstanding at beginning of year | $ / shares	$ 5.00
Weighted average exercise price, Warrants exercisable at end of year | $ / shares	$ 5.00